Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic earnings per share
The calculation of basic earnings per share was based on a result attributable to ordinary shares and a weighted average number of ordinary shares outstanding during the period ended December 31 of each year, calculated as follows:

Result attributable to ordinary shares

	2022	2021	2020
Result for the period (in USD)	203,251,347	(338,777,184)	473,237,286
Weighted average number of ordinary shares	201,747,963	201,677,981	210,193,707
Basic earnings per share (in USD)	1.01	(1.68)	2.25

Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2020	220,024,713	4,946,216	215,078,497	215,078,497
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	13,400,516	(13,400,516)	(4,884,790)
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at December 31, 2020	220,024,713	18,346,732	201,677,981	210,193,707

On issue at January 1, 2021	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at December 31, 2021	220,024,713	18,346,732	201,677,981	201,677,981

On issue at January 1, 2022	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	(105,551)	105,551	69,982
On issue at December 31, 2022	220,024,713	18,241,181	201,783,532	201,747,963

Diluted earnings per share
For the twelve months ended December 31, 2022, the diluted earnings per share (in USD) amount to 1.01 (2021: (1.68) and 2020: 2.25). At December 31, 2021 and December 31, 2020, 236,590 options issued under the LTIP 2015 were excluded from the calculation of the diluted weighted average number of shares because these 236,590 options were out-of-the money and have been considered as anti-dilutive. At December 31, 2022, these 236,590 options were not outstanding anymore (see Note 24). At December 31, 2022, the 105,626 vested RSUs under the LTIP 2019, 76,166 vested RSUs under the LTIP 2020 and 64,462 vested RSUs under the LTIP 2021 have been considered as dilutive, as these are only subject to the passage of time and therefore no longer contingent.
Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	2022	2021	2020
Weighted average of ordinary shares outstanding (basic)	201,747,963	201,677,981	210,193,707

Effect of Share-based Payment arrangements	246,254	95,259	12,696

Weighted average number of ordinary shares (diluted)	201,994,217	201,773,240	210,206,403

There are no more remaining outstanding instruments at December 31, 2022, December 31, 2021 and December 31, 2020 which can give rise to dilution, except for the RSUs of the LTIP 2019, LTIP 2020 and LTIP 2021.